Right-of-use assets (Tables)	6 Months Ended
Jun. 30, 2023
Right-of-use assets
Schedule of right-of-use assets

Year ended December 31, 2022	Properties	Equipment	Total
Opening net book amount	456,885	13,104	469,989
Depreciation charge	(277,069)	(14,504)	(291,573)
Effect of lease modifications	173,281	5,916	179,197
Closing net book amount	353,097	4,516	357,613

As of December 31, 2022	Properties	Equipment	Total
Cost	1,471,850	13,542	1,485,392
Accumulated depreciation	(1,118,753)	(9,026)	(1,127,779)
Net book value	353,097	4,516	357,613

Period ended June 30, 2023	Properties	Equipment	Total
Opening net book amount	353,097	4,516	357,613
Depreciation charge	(136,906)	(1,354)	(138,260)
Closing net book amount	216,191	3,162	219,353

As of June 30, 2023	Properties	Equipment	Total
Cost	1,471,850	13,542	1,485,392
Accumulated depreciation	(1,255,659)	(10,380)	(1,266,039)
Net book value	216,191	3,162	219,353